Label	Element	Value
(Morgan Stanley U.S. Government Money Market Trust)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective</strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Morgan Stanley U.S. Government Money Market Trust (the "Fund") is a money market fund that seeks to provide security of principal, high current income and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong> Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The Fund offers two classes of shares: the R Class and the S Class. Each class has the same fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong> Example </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong> Principal Investment Strategies</strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a "government money market fund" under federal regulations. The Fund may also hold cash from time to time. A "government money market fund" is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee" and/or a "redemption gate" that temporarily restricts redemptions. In selecting investments, Morgan Stanley Investment Management Inc. (the "Adviser") seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Fund may purchase securities issued by agencies or instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies or instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. The Fund may also purchase securities issued by agencies or instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies or instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies or instrumentalities is the Federal Farm Credit System. The Fund may also invest in repurchase agreements.

Risk [Heading]	rr_RiskHeading	<strong>Principal Risks</strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions.
  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong> Past Performance </strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's R Class shares performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods and since inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	<strong> Annual Total Returns—Calendar Years </strong>
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of March 31, 2019 was 0.52%.
High Quarter	12/31/18	0.48%
Low Quarter	03/31/13	0.00%

Performance Table Heading	rr_PerformanceTableHeading	<strong> Average Annual Total Returns (for periods ended December 31, 2018) </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 548-7786.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 548-7786
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 548-7786.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's R Class shares performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods and since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(Morgan Stanley U.S. Government Money Market Trust) | R Class
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.45%
Annual Return 2018	rr_AnnualReturn2018	1.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return as of March 31, 2019 was 0.52%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Past 1 Year	rr_AverageAnnualReturnYear01	1.52%
Past 5 Years	rr_AverageAnnualReturnYear05	0.40%
Past 10 Years	rr_AverageAnnualReturnYear10	0.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%	[1]
(Morgan Stanley U.S. Government Money Market Trust) | S Class
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
Past 1 Year	rr_AverageAnnualReturnYear01	1.52%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%	[1]

[1]	R Class commenced operations on February 17, 1982 and S Class commenced operations on June 28, 2016.